Segment Reporting - Schedule of Segment Performance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Administrative and other expenses	$ (6,229,547)	$ (9,117,710)
Depreciation and amortization expenses	(2,504,616)	(1,861,078)
Research and development costs	(3,697,915)	(1,838,149)
Share based compensation	(876,387)	(1,368,001)
Employee benefits expense	(9,594,354)	(8,931,945)
Borrowing costs	(3,114,880)	(1,635,798)
Loss on extinguishment of convertible notes	(2,483,120)
(Loss)/gain on fair value of derivative financial instruments	3,950,129	4,207,340
Operating Segments
Disclosure Of Operating Segments [Line Items]
Aggregated Segment net loss before tax	(21,654,747)	(18,849,673)
Interest income		521,675
Other income	121,806
Other expense	(765,724)	(1,568,121)
Administrative and other expenses	(469,357)	(3,103,296)
Share based compensation	(876,387)	(1,368,001)
Employee benefits expense	(8,025)	(2,196,502)
Borrowing costs	(2,448,588)	(915,211)
Loss on extinguishment of convertible notes	(2,483,120)
(Loss)/gain on fair value of derivative financial instruments	3,950,129	4,207,340
Total income	(24,634,012)	(20,135,547)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income	1,611,699	994,518
Administrative and other expenses	(5,760,191)	(6,014,414)
Depreciation and amortization expenses	(2,504,616)	(1,861,078)
Research and development costs	(3,697,915)	(1,838,149)
Employee benefits expense	(9,586,328)	(6,735,443)
Borrowing costs	(666,292)	(720,587)
Segment net profit (loss) before tax, Total	(20,603,643)	(16,175,153)
Total income	1,611,699	994,518
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	1,135,571	2,817,488
Other income	184,738	844,446
Product manufacturing and operating costs (exclusive of depreciation presented separately)	(364,282)	(643,479)
Administrative and other expenses	(384,938)	(612,190)
Depreciation and amortization expenses	(148,540)	(439,652)
Research and development costs	(74,421)	(186,059)
Gain on disposal of subsidiary	134,302
Employee benefits expense	(1,396,769)	(4,263,678)
Borrowing costs	(136,764)	(191,396)
Segment net profit (loss) before tax, Total	(1,051,104)	(2,674,520)
Total income	$ 1,320,309	$ 3,661,934